UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4395

Smith Barney Muni Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: March 31
Date of reporting period: September 30, 2003

ITEM 1.    REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

              --------------------------------------------------
                            SMITH BARNEY MUNI FUNDS
                        NEW YORK MONEY MARKET PORTFOLIO
                              NEW YORK PORTFOLIO
              --------------------------------------------------

                   SEMI-ANNUAL REPORT  |  SEPTEMBER 30, 2003





[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed.(R)

Your Serious Money. Professionally Managed. is a registered service mark of Citigroup Global Markets Inc.

           --------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
           --------------------------------------------------------

                                 WHAT'S INSIDE

Letter from the Chairman............  1

Schedules of Investments............  4

Statements of Assets and Liabilities 22

Statements of Operations............ 23

Statements of Changes in Net Assets. 24

Notes to Financial Statements....... 26

Financial Highlights................ 34

                           LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken
Chairman, President and
Chief Executive Officer

Dear Shareholder,
In an effort to jump-start a weak economy, the Federal Reserve reduced short-term interest rates again in late June, driving the federal funds rate/i/ to just 1%, its lowest level since the Eisenhower Administration. During this declining-rate environment yields continued to drop. Meanwhile, many states, including New York, have been grappling with budget deficits brought on by the faltering economy, layoffs and declining incomes -- all leading to lower tax revenues.

Shortly after the Fed eased rates in June, bonds experienced a sharp reversal over the summer as signs emerged that economic growth was more robust than previously thought and rates moved up sharply as a result. If they were to continue rising, that would lead to higher levels of income from fixed-income securities. However, rising rates would lead to declining prices on outstanding bonds because prices move in the opposite direction of interest rates.

In this environment, the funds performed as follows:

Smith Barney Muni Funds: New York Portfolio's Performance
For the six months ended September 30, 2003, Class A shares of the fund, without sales charges, returned 2.48%./1/ These shares performed worse than the fund's unmanaged benchmark, the Lehman Brothers Municipal Bond Index,/ii/ which returned 2.66% for the same period. They also underperformed the average of the fund's Lipper peer group of New York municipal debt funds, which returned 2.54% for the same period./2/

Smith Barney Muni Funds: New York Money Market Portfolio's Performance
As of September 30, 2003, the seven-day current yield and seven-day effective yield, which reflects compounding, of the fund were both 0.45%. These

/1/Performance for the fund's other share classes can be found in the Financial
   Highlights section in this report. Performance for other share classes may vary.
/2/Lipper is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended September 30, 2003, calculated among 110 funds in the Lipper New York municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

              1 Smith Barney Muni Funds | 2003 Semi-Annual Report numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

At times of uncertainty such as these, it is more important than ever to develop and stick with a long-range plan. In addition to their income-producing capabilities, we believe that bonds can be an effective means of diversification in an overall investment portfolio. And municipal securities can provide income free from federal, and sometimes state and local, income taxes. Certain investors may be subject to the federal Alternative Minimum Tax and state and local income taxes may apply. Capital gains, if any, are fully taxable. Consult your personal tax adviser for more details. Please work closely with your financial adviser to determine your proper allocation to fixed-income securities based on your risk/reward profile and to explore the role they can play in achieving your long-term financial goals.

As always, thank you for your entrusting your assets to us. We look forward to helping you continue to meet your financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

October 9, 2003

The information provided in this letter by the Investment Adviser is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of September 30, 2003 and are subject to change. Please refer to pages 4 through 18 for a list and percentage breakdown of the fund's holdings.

/i/ The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
/ii/The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

              2 Smith Barney Muni Funds | 2003 Semi-Annual Report

                             PERFORMANCE SNAPSHOT
                           AS OF SEPTEMBER 30, 2003
                         (not including sales charges)

                                                6 Months
New York Portfolio Class A Shares                 2.48%
Lehman Brothers Municipal Bond Index              2.66%
Average of Lipper New York municipal debt funds   2.54%

  Class A share returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on fund distributions. All figures represent past performance and are not a guarantee of future results. Principal value and investment returns will fluctuate and investors' shares, when redeemed may be worth more or less than their original cost.

  The Lehman Brothers Municipal Bond Index is a broad measure of the municipal bond market with maturities of at least one year. Please note that an investor cannot invest directly in an index.

  Lipper is a major independent mutual-fund tracking organization. Lipper average annual returns are based on the six-month period ended September 30, 2003, calculated among 110 funds in the Lipper New York municipal debt funds category with reinvestment of dividends and capital gains excluding sales charges.

  Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.


                        NEW YORK MONEY MARKET PORTFOLIO
                                CLASS A SHARES'
                        YIELDS AS OF SEPTEMBER 30, 2003

Seven-day current yield   0.45%
Seven-day effective yield 0.45%

  These numbers are the same due to rounding. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

  Certain investors may be subject to the federal Alternative Minimum Tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.



              3 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED)                         SEPTEMBER 30, 2003

                        NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT    RATING(a)                       SECURITY                              VALUE
---------------------------------------------------------------------------------------------
                       Albany IDA Civic Facilities University at Albany
                        AMBAC-Insured:
$  5,100,000 A-1          Series A 1.07% VRDO                                 $     5,100,000
   8,140,000 A-1          Series B 1.07% VRDO                                       8,140,000
  11,275,000 A-1          Series C 1.07% VRDO                                      11,275,000
  10,000,000 A-1          Series D 1.07% VRDO                                      10,000,000
                       Chautauqua County IDA:
   7,300,000 A-1+        Gerry Homes Project Series A 1.10% VRDO AMT                7,300,000
   3,600,000 Aa2*        Red Wing Co. Project 0.99% VRDO                            3,600,000
   1,380,000 NR+       Chenango County IDR Series A Sherburne Project
                        1.15% VRDO                                                  1,380,000
                       Dutchess County IDA:
   5,720,000 A-1+        Marist College Series 98A 1.05% VRDO                       5,720,000
   4,260,000 A-1+        St. Francis Hospital Series B 1.05% VRDO                   4,260,000
                       Erie County:
   1,985,000 P-1*        IDA Rosina Food Products Inc. 1.10% VRDO AMT               1,985,000
  15,000,000 MIG 1*      RAN Series A 1.50% due 6/23/04                            15,064,824
     510,000 Aaa*      Frewsburg CSD GO FGIC-Insured 1.50% due 6/15/04                511,783
   2,720,000 A-1       Genesee County IDR RJ Properties Project
                        1.10% VRDO AMT                                              2,720,000
   4,500,000 NR++      Hampton Bays UFSD TAN 1.50% due 6/24/04                      4,518,857
   2,980,000 A-1+      Lancaster IDA Sealing Devices Inc. 1.10% VRDO AMT            2,980,000
   4,000,000 A-1       Lewis County IDA Climax Manufacturing Co. Project
                        1.10% VRDO AMT                                              4,000,000
                       Long Island Power Authority:
   6,250,000 A-1+        Series 7-B MBIA-Insured 1.05% VRDO                         6,250,000
   2,005,000 A-1+        Series F FSA-Insured 1.07% VRDO                            2,005,000
  19,400,000 A-1+        Series H FSA-Insured 1.05% VRDO                           19,400,000
  26,000,000 A-1+        Series I 0.95% due 10/7/03 TECP                           26,000,000
  26,070,000 A-1+        Series PA-368 PART 1.18% VRDO                             26,070,000
                       Metropolitan Transportation Authority:
                         BAN Series CP-1A TECP:
  29,300,000 A-1+         0.90% due 10/2/03                                        29,300,000
  11,000,000 A-1+         0.90% due 10/6/03                                        11,000,000
   4,900,000 A-1+         0.90% due 11/7/03                                         4,900,000
                         FSA-Insured:
  10,800,000 VMIG 1*      Munitop Series 99-2 PART 1.13% VRDO                      10,800,000
  18,575,000 A-1+         Series D-1 1.05% VDRO                                    18,575,000
  18,150,000 A-1+         Series D-2 1.05% VRDO                                    18,150,000
   8,000,000 NR++      Middle Country CSD TAN 1.50% due 6/25/04                     8,034,833
                       Monroe County IDA:
     375,000 A-1         JADA Precision Plastic Project Series 97 1.10% VRDO          375,000
   9,620,000 VMIG 1*     Rochester Institute of Technology Project Series A
                          1.05% VRDO                                                9,620,000

                      See Notes to Financial Statements.

              4 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)              SEPTEMBER 30, 2003

                                NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT    RATING(a)                         SECURITY                               VALUE
------------------------------------------------------------------------------------------------
                       Nassau County:
$  2,990,000 A-1         IDA Rubbies Costume Co. Project 1.10% VRDO              $     2,990,000
   7,950,000 A-1+        IFA Sales Tax Secured Series B FSA-Insured 1.05% VRDO         7,950,000
                       New York City GO:
   1,100,000 A-1+        Series 94 H-3 FSA-Insured 1.20% VRDO                          1,100,000
   7,000,000 A-1+        Series 95 E-5 1.05% VRDO                                      7,000,000
   7,500,000 A-1+        Series A-3 1.10% VRDO                                         7,500,000
  10,000,000 A-1         Series A-5 1.10% VRDO                                        10,000,000
   2,300,000 A-1+        Series A-6 FSA-Insured 1.20% VRDO                             2,300,000
   1,500,000 A-1+        Series B FGIC-Insured 1.20% VRDO                              1,500,000
  25,000,000 A-1+        Series C-2 1.05% VRDO                                        25,000,000
  10,000,000 A-1+        Series G-2 1.05% VRDO                                        10,000,000
   3,200,000 A-1+        Series H-3 FSA-Insured 1.20% VRDO                             3,200,000
   5,000,000 A-1+        Series H-5 MBIA-Insured 0.85% due 10/15/03                    5,000,000
   5,995,000 A-1         Series PA 624 AMBAC-Insured PART 1.11% VRDO                   5,995,000
     600,000 A-1+        Series SGB 35 AMBAC-Insured PART 1.10% VRDO                     600,000
                       New York City HDC MFH FNMA-Insured:
  31,000,000 A-1         2 Gold Street Series A 1.10% VRDO                            31,000,000
  13,700,000 A-1+        Carnegie Park Series A 1.05% VRDO                            13,700,000
  10,000,000 A-1+        Columbus Apartments 1.05% VRDO                               10,000,000
  33,100,000 A-1+        Monterey Series A 1.05% VRDO                                 33,100,000
   9,700,000 A-1+        Tribeca Tower Series A 1.10% VRDO AMT                         9,700,000
                       New York City IDA IDR:
  10,000,000 A-1         Air Express International Corp. Project 1.11% VRDO AMT       10,000,000
   5,800,000 A-1+        Children's Oncology Society 1.03% VRDO                        5,800,000
   4,900,000 A-1+        Gary Plastic Packaging Corp. Series 98 1.10% VRDO AMT         4,900,000
   4,205,000 A-1+        Linear Lighting Corp. Project 1.30% VRDO AMT                  4,205,000
   4,000,000 NR+         Planned Parenthood Project 1.05% VRDO                         4,000,000
   1,560,000 A-1+        PS Bibbs Inc. 1.20% VRDO AMT                                  1,560,000
                       New York City Municipal Water Finance Authority:
                         FGIC-Insured:
   2,900,000 A-1+         Series A 1.20% VRDO                                          2,900,000
   9,100,000 A-1+         Series G 1.20% VRDO                                          9,100,000
   4,600,000 A-1+        Fiscal 2003 Series C-3 1.20% VRDO                             4,600,000
  10,000,000 A-1+        Series 5B 0.85% due 10/9/03 TECP                             10,000,000
  15,000,000 A-1+        Series 6 0.90% due 12/11/03 TECP                             15,000,000
  20,000,000 A-1+        Series 7 0.90% due 10/2/03 TECP                              20,000,000
  15,000,000 A-1+        Series 7 0.95% due 10/7/03 TECP                              15,000,000
                       New York City TFA:
  14,920,000 A-1         MSTC Series 122 PART 1.12% due 10/8/03                       14,920,000
                         New York City Recovery:
   5,500,000 A-1+         Series 1-A 1.05% VRDO                                        5,500,000
   6,750,000 A-1+         Series 1-B 1.07% VRDO                                        6,750,000
   1,500,000 A-1+         Series 1-D 1.20% VRDO                                        1,500,000

                      See Notes to Financial Statements.

              5 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                               NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT    RATING(a)                        SECURITY                             VALUE
---------------------------------------------------------------------------------------------
$  2,500,000 A-1+         Series 2A 1.20% VRDO                                $     2,500,000
  12,310,000 A-1+         Series 2C 1.07% VRDO                                     12,310,000
   1,600,000 A-1+         Series 3B 1.23% VRDO                                      1,600,000
   2,000,000 A-1+         Series 3E 1.20% VRDO                                      2,000,000
   2,300,000 A-1+         Series 3G 1.08% VRDO                                      2,300,000
   3,035,000 VMIG 1*      Series 162 AMBAC-Insured PART 1.05% due 7/8/04            3,035,000
   2,585,000 A-1          Series A 1.07% VRDO                                       2,585,000
   3,225,000 A-1+         Series A1 1.07% VRDO                                      3,225,000
  25,500,000 A-1+         Series B 1.20% VRDO                                      25,500,000
   2,300,000 A-1+         Series C2 1.20% VRDO                                      2,300,000
   4,080,000 A-1+         Series C3 1.07% VRDO                                      4,080,000
   3,300,000 A-1       New York City Trust for Cultural Resources Museum
                        of Modern Art Series 596 AMBAC-Insured PART
                        1.10% VRDO                                                  3,300,000
                       New York State Dormitory Authority:
                         Columbia University:
  11,800,000 A-1+         0.93% due 1/7/04 TECP                                    11,800,000
   2,000,000 A-1+         Series SGA 132 PART 1.10% VRDO                            2,000,000
                         Cornell University:
   8,000,000 A-1+         0.85% due 11/6/03 TECP                                    8,000,000
  26,200,000 A-1+         Series A 1.05% VRDO                                      26,200,000
  12,000,000 A-1+         Series B 1.05% VRDO                                      12,000,000
   5,045,000 A-1         Glen Eddy Inc. 1.05% VRDO                                  5,045,000
                         Mental Health Services:
  35,000,000 A-1+         Series D-2B FSA-Insured 1.05% VRDO                       35,000,000
  17,000,000 A-1+         Series D-2E 1.10% VRDO                                   17,000,000
   7,965,000 A-1+        Metropolitan Museum of Art Series A 1.10% VRDO             7,965,000
   4,100,000 A-1+        Mount Sinai School of Medicine
                          0.80% due 10/8/03 TECP                                    4,100,000
                         New York Public Library MBIA-Insured:
   5,830,000 A-1          Series A 1.05% VRDO                                       5,830,000
   7,890,000 A-1          Series B 1.05% VRDO                                       7,890,000
   1,865,000 A-1+        Rockefeller University Series A 1.05% VRDO                 1,865,000
                         School District Financing Program MBIA-Insured:
  17,840,000 AAA          Series D 3.00% due 10/1/03                               17,840,000
   3,445,000 AAA          Series E 5.00% due 10/1/03                                3,445,000
   3,921,500 VMIG 1*     State Personal Income Tax Revenue Series 821
                          FGIC-Insured PART 1.10% VRDO                              3,921,500
                         State University:
   9,945,000 A-1+         Series PA 622 PART 1.18% VRDO                             9,945,000
  15,170,000 A-1+         Series PA 842 FGIC-Insured PART 1.09% VRDO               15,170,000
  13,280,000 VMIG 1*   New York State Energy Research & Development Authority
                        Long Island Lighting Co. Series A 1.08% VRDO AMT           13,280,000
                       New York State Environmental Facilities Corp.:
                         Clean Water and Drinking:
   9,990,000 A-1          MSTC Series 9040 PART 1.13% VRDO                          9,990,000
   9,170,000 A-1          Series PT-409 PART 1.20% due 4/15/04                      9,170,000

                      See Notes to Financial Statements.

              6 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                        NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT    RATING(a)                         SECURITY                               VALUE
------------------------------------------------------------------------------------------------
                         Series 1997A TECP:
$ 17,000,000 A-1+         0.80% due 10/6/03                                      $    17,000,000
  15,000,000 A-1+         0.85% due 10/15/03                                          15,000,000
   4,000,000 A-1+         0.85% due 10/27/03                                           4,000,000
  12,000,000 A-1+         0.85% due 11/13/03                                          12,000,000
   3,500,000 A-1+        Solid Waste Disposal General Electric Co. Series 1987A
                          0.80% due 11/7/03 TECP                                       3,500,000
                       New York State GO:
                         Series 1998A TECP:
  10,000,000 A-1+         0.85% due 10/6/03                                           10,000,000
  34,500,000 A-1+         0.85% due 11/6/03                                           34,500,000
  19,120,000 A-1+        Series A 1.50% due 10/9/03                                   19,120,000
   9,000,000 A-1+        Series B 1.02% due 8/5/04                                     9,000,000
                       New York State HFA:
   7,500,000 VMIG 1*     20 River Terrace Series A 1.03% VRDO                          7,500,000
   1,700,000 VMIG 1*     240 East 39th Street FNMA-Insured 1.08% VRDO AMT              1,700,000
   5,000,000 VMIG 1*     360 West 43rd Street 1.30% VRDO AMT                           5,000,000
  38,100,000 VMIG 1*     750 Sixth Avenue Series A FNMA-Insured
                          1.08% VRDO AMT                                              38,100,000
  25,000,000 VMIG 1*     Chelsea Apartments Series A FNMA-Insured
                          1.07% VRDO AMT                                              25,000,000
  16,700,000 VMIG 1*     Kew Gardens Hills Series A FNMA-Insured
                          1.05% VRDO AMT                                              16,700,000
  38,800,000 VMIG 1*     Series A 1.08% VRDO AMT                                      38,800,000
  19,300,000 A-1+        Service Contract Revenue Series C 1.03% VRDO                 19,300,000
   4,200,000 VMIG 1*     Theatre Row Series A 1.30% VRDO AMT                           4,200,000
   2,500,000 VMIG 1*     Theatre Row Tower Series A 1.30% VRDO AMT                     2,500,000
  10,000,000 VMIG 1*     Worth Street Series A 1.30% VRDO AMT                         10,000,000
                       New York State LGAC:
  20,000,000 A-1+        Series 3V FGIC-Insured 1.05% VRDO                            20,000,000
   3,932,500 VMIG 1*     Series 544 AMBAC-Insured PART 1.10% VRDO                      3,932,500
  44,280,000 A-1+        Series 93A 1.03% VRDO                                        44,280,000
   6,750,000 A-1+        Series C 1.02% VRDO                                           6,750,000
     785,000 VMIG 1*   New York State Mortgage Agency MERLOT Series B-3
                        PART 1.16% VRDO AMT                                              785,000
                       New York State Power Authority:
                         Series 1 TECP:
  10,000,000 A-1          0.90% due 10/15/03                                          10,000,000
   5,229,000 A-1          0.88% due 11/4/03                                            5,229,000
   2,945,000 A-1          0.93% due 1/7/04                                             2,945,000
   4,400,000 A-1          0.93% due 1/13/04                                            4,400,000
                         Series 2 TECP:
  30,000,000 A-1          0.90% due 10/1/03                                           30,000,000
   2,600,000 A-1          0.85% due 10/14/03                                           2,600,000
   4,390,000 A-1          0.85% due 11/3/03                                            4,390,000
   9,800,000 A-1          0.85% due 11/6/03                                            9,800,000

                      See Notes to Financial Statements.

              7 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                              NEW YORK MONEY MARKET PORTFOLIO

    FACE
   AMOUNT       RATING(a)                      SECURITY                            VALUE
-------------------------------------------------------------------------------------------------
$ 10,000,000    A-1          0.85% due 11/13/03                                $    10,000,000
   5,000,000    A-1          0.90% due 12/5/03                                       5,000,000
     580,000    Aa2*        Series A 5.00% due 2/15/04                                 588,592
                          New York State Thruway Authority:
   3,000,000    A-1+        0.90% due 10/10/03 TECP                                  3,000,000
   1,500,000    A-1+        0.88% due 11/7/03 TECP                                   1,500,000
  19,500,000    A-1+        0.90% due 12/5/03 TECP                                  19,500,000
  15,000,000    A-1+        0.90% due 12/8/03 TECP                                  15,000,000
   8,845,000    A-1         MSTC Series 120 FGIC-Insured PART
                             1.12% due 10/9/03                                       8,845,000
   2,200,000    VMIG 1*     Series 267 FSA-Insured PART 1.10% VRDO                   2,200,000
   5,000,000    A-1+        Series SGA 66 PART 1.10% VRDO                            5,000,000
                          New York State Urban Development Corp. PART:
   8,000,000    VMIG 1*     MERLOT Series N AMBAC-Insured 1.11% VRDO                 8,000,000
  21,580,000    A-1+        Putter 313 1.12% VRDO                                   21,580,000
   1,875,000    A-1       Oneida County IDR Harden Furniture Series 98
                           1.10% VRDO AMT                                            1,875,000
  17,500,000    A-1+      Oneida Indian Nation Series 2002 1.10% VRDO               17,500,000
                          Onondaga County IDA:
                            Solvay Paperboard LLC Project:
  10,000,000    A-1+         Series 02 1.15% VRDO AMT                               10,000,000
  15,000,000    A-1+         Series A 1.15% VRDO AMT                                15,000,000
  19,000,000    A-1+         Series B 1.15% VRDO AMT                                19,000,000
   3,455,000    A-1         Syracuse Executive Air 1.10% VRDO AMT                    3,455,000
   5,720,000    A-1         Syracuse Research Corp. 1.10% VRDO                       5,720,000
                          Ontario County IDR Series B:
   2,320,000    A-1+        Dixit Enterprise 1.10% VRDO AMT                          2,320,000
   8,000,000    VMIG 1*     Frederick Ferris Thompson Hospital 1.08% VRDO            8,000,000
   2,830,000    A-1       Oswego County IDR Fulton Thermal Corp. 1.10% VRDO
                           AMT                                                       2,830,000
                          Port Authority of New York & New Jersey:
   7,860,000    A-1+        Putter Series 177 MBIA-Insured PART 1.10% VRDO           7,860,000
   3,500,000    NR++        Series 98-1 Equipment Notes 1.25% VRDO AMT               3,500,000
   3,500,000    NR++        Series 98-2 Equipment Notes 1.15% VRDO                   3,500,000
   4,755,000    A-1         Series 646 FSA-Insured PART 1.08% VRDO                   4,755,000
  20,000,000    A-1+        Series 2000-A 0.80% due 10/8/03 TECP AMT                20,000,000
                            Series B TECP:
   2,600,000    A-1+         0.85% due 10/7/03                                       2,600,000
   3,100,000    A-1+         0.88% due 11/4/03                                       3,100,000
   7,610,000    A-1+         0.88% due 11/7/03                                       7,610,000
   2,500,000    A-1+         0.93% due 1/7/04                                        2,500,000
                            Versatile Structure Obligation:
   1,440,000    A-1+         Series 3 1.20% VRDO                                     1,440,000
     800,000    A-1+         Series 5 1.20% VRDO                                       800,000
   7,000,000    A-1       Puerto Rico Commonwealth Highway & Transportation
                           Authority Series A AMBAC-Insured 1.05% VRDO               7,000,000
   2,900,000    A-1+      Puerto Rico Electrical Power MSTC MBIA-Insured PART
                           1.05% VRDO                                                2,900,000

                      See Notes to Financial Statements.

              8 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                        NEW YORK MONEY MARKET PORTFOLIO

   FACE
  AMOUNT    RATING(a)                          SECURITY                              VALUE
-----------------------------------------------------------------------------------------------
$ 4,000,000 A-1       Puerto Rico GO Series PA-650 PART 1.13% VRDO               $    4,000,000
                      Puerto Rico IFA MSTC PART:
  9,995,000 A-1         Series 103 1.05% VRDO                                         9,995,000
  8,000,000 A-1         Series 106 1.05% VRDO                                         8,000,000
  2,050,000 A-1       Puerto Rico MFA Series PA-610 FSA-Insured PART
                       1.06% VRDO                                                     2,050,000
                      Puerto Rico PFC MBIA-Insured PART:
  5,000,000 VMIG 1*     Series 520 1.15% due 8/12/04                                  5,000,000
  1,940,000 VMIG 1*     Series 522X 1.08% VRDO                                        1,940,000
 25,000,000 NR++      Rochester BAN Series I 2.00% due 3/4/04                        25,086,842
  5,245,000 A-1       Rotterdam IDA IDR Rotterdam Park Project 1.10% VRDO             5,245,000
  2,230,000 P-1       Schenectady County IDR Scotia Industrial Park Project
                       Series 98A 1.10% VRDO                                          2,230,000
  3,490,000 A-1       St. Lawrence County IDA United Helpers Independent
                       Living Corp. 1.10% VRDO                                        3,490,000
  4,340,000 A-1+      Suffolk County IDR JBC Realty 1.10% VRDO                        4,340,000
 14,835,000 A-1+      Tompkins County IDA Civic Facilities Cornell University
                       1.05% VRDO                                                    14,835,000
                      Triborough Bridge & Tunnel Authority:
                        FSA-Insured:
  4,275,000 A-1+         Series A 1.05% VRDO                                          4,275,000
 18,855,000 A-1+         Series B 1.05% VRDO                                         18,855,000
  7,055,000 A-1+        Putters Series 342 AMBAC-Insured PART 1.12% VRDO              7,055,000
 22,905,000 A-1         Series 72 MBIA-Insured PART 1.12% due 10/9/03                22,905,000
  9,235,000 VMIG 1*     Series 109 PART 1.20% VRDO                                    9,235,000
 20,800,000 A-1+        Series C AMBAC-Insured 1.05% VRDO                            20,800,000
  7,000,000 A-1+        Series F 1.05% VRDO                                           7,000,000
  6,500,000 A-1+      Troy IDA Rensselaer Polytech Institute Series E 1.03% VRDO      6,500,000
  5,000,000 SP-1+     Ulster County BAN 1.75% due 6/11/04                             5,025,747
  3,910,000 A-1+      Westchester County IDA Boys & Girls Club Project
                       1.05% VRDO                                                     3,910,000
  2,430,000 A-1       Yates IDR Coach Equipment Manufacturing Corp.
                       1.10% VRDO                                                     2,430,000
  2,920,000 A-1+      Yonkers IDA Consumers Union Facilities AMBAC-Insured
                       1.03% VRDO                                                     2,920,000
-----------------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100.0%
                      (Cost -- $1,783,229,478**)                                 $1,783,229,478
-----------------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except for those which are identified by an asterisk (*), are rated by Moody's Investors Service ("Moody's").
+ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Trustees has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letters of credit.
++ Security has not been rated by either Standard & Poor's or Moody's. However, the Board of Trustees has determined that the security presents minimal credit risk.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 19 through 21 for definitions of ratings and certain abbreviations.

                      See Notes to Financial Statements.

              9 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                                          NEW YORK PORTFOLIO

    FACE
   AMOUNT    RATING(a)                             SECURITY                                  VALUE
------------------------------------------------------------------------------------------------------
Education -- 26.8%
$  2,755,000 Aaa*      Albany IDA, Civic Facility Revenue, (St. Rose Project), Series A,
                        AMBAC-Insured, 5.375% due 7/1/31                                 $   2,890,904
                       Amherst IDA, Civic Facilities Revenue, UBF Faculty-Student
                        Housing, Series B, AMBAC-Insured:
   1,000,000 AAA          5.125% due 8/1/20                                                  1,072,130
   3,615,000 AAA          5.250% due 8/1/31                                                  3,761,154
                       Madison County IDA, Civic Facilities Revenue,
                        (Colgate University Project), Series B:
   2,250,000 AA-          5.000% due 7/1/23                                                  2,303,887
   2,000,000 AA-          5.000% due 7/1/33                                                  2,016,740
                       New York State Dormitory Authority Revenue Bonds:
                         City University Systems:
  16,925,000 AAA          3rd Generation, Series 1, FGIC-Insured,
                           5.250% due 7/1/25 (b)                                            17,505,866
     625,000 AA-          4th Generation, Series A:
                           5.250% due 7/1/31                                                   638,100
   2,840,000 AA-           Call 7/1/08 @ 100, 5.000% due 7/1/28 (c)                          3,245,410
   5,375,000 AA-           Call 7/1/11 @ 100, 5.250% due 7/1/31 (c)                          6,196,945
   1,660,000 AA-          MBIA-Insured, 5.000% due 7/1/28                                    1,678,808
                          Series A, FGIC-Insured:
   5,825,000 AAA           5.625% due 7/1/16                                                 6,884,160
  14,000,000 AAA           2nd Generation, 5.000% due 7/1/16 (b)                            15,109,080
   7,000,000 AAA          Series B, FSA-Insured, 6.000% due 7/1/14 (b)                       8,423,170
   2,500,000 A3*          Series C, 7.500% due 7/1/10                                        3,009,550
   2,000,000 AAA         Columbia University, 5.000% due 7/1/18                              2,127,080
                         Court Facilities, City of New York Issue:
   5,000,000 A            6.000% due 5/15/39                                                 5,399,500
   3,000,000 AAA          AMBAC-Insured, 5.750% due 5/15/30                                  3,314,460
   5,000,000 AAA         New School University, MBIA-Insured, 5.000% due 7/1/29              5,060,450
  10,260,000 AAA         Rockefeller University, 5.000% due 7/1/28 (b)                      10,429,495
   1,000,000 AA-         School Improvement Program, 5.000% due 7/1/18                       1,052,980
   1,150,000 AAA         St. John's University, MBIA-Insured, 5.250% due 7/1/25              1,193,205
                         State University Dormitory Facility, FGIC-Insured:
   1,000,000 AAA          5.500% due 7/1/26                                                  1,076,220
   1,000,000 AAA          5.500% due 7/1/27                                                  1,076,220
  12,000,000 AAA          5.100% due 7/1/31 (b)                                             12,206,400
                         State University Educational Facility:
                          Series A:
  12,750,000 AAA           FGIC-Insured, (Call 5/15/12 @ 101),
                            5.000% due 5/15/27 (b)(c)                                       14,531,940
  12,110,000 AAA           FSA-Insured, 5.875% due 5/15/17 (b)                              14,589,038
   7,030,000 AAA           MBIA-Insured, 5.000% due 5/15/16 (b)                              7,532,434

                      See Notes to Financial Statements.

             10 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                                       NEW YORK PORTFOLIO

    FACE
   AMOUNT    RATING(a)                          SECURITY                                 VALUE
--------------------------------------------------------------------------------------------------
Education -- 26.8% (continued)
                          Series B:
$    676,000 AA-           7.500% due 5/15/11                                        $     825,430
   5,000,000 AAA           FGIC-Insured, 5.250% due 5/15/19                              5,651,900
   5,000,000 AAA           FSA-Insured, (Call 5/15/10 @ 101),
                            5.500% due 5/15/30 (c)                                       5,868,200
                         University of Rochester, Series A:
   7,370,000 A+           Call 7/1/04 @ 102, 6.500% due 7/1/19 (b)(c)                    7,818,907
                          MBIA-Insured:
   3,915,000 AAA           5.000% due 7/1/16                                             4,218,687
   2,300,000 AAA           5.000% due 7/1/27                                             2,327,393
                       Rensselaer County IDA, Civic Facilities Revenue Bonds,
                        (Polytechnic Institute Dormitory Project):
   5,430,000 A+           Series A, 5.125% due 8/1/29                                    5,501,242
   5,820,000 A+           Series B, 5.125% due 8/1/27                                    5,903,866
                       Schenectady IDA, Civic Facilities Revenue Bonds,
                        (Union College Project), Series A, AMBAC-Insured:
   2,000,000 Aaa*         5.375% due 12/1/19                                             2,207,860
   1,725,000 Aaa*         5.000% due 7/1/22                                              1,788,187
   3,000,000 Aaa*         5.450% due 12/1/29                                             3,159,150
   2,390,000 Aaa*         5.625% due 7/1/31                                              2,574,627
                       Taconic Hills School District at Craryville, FGIC-Insured,
                        State Aid Withholding:
   1,420,000 Aaa*         5.000% due 6/15/25                                             1,449,025
     700,000 Aaa*         5.000% due 6/15/26                                               712,803
   3,000,000 Aaa*      Teachers College, MBIA-Insured, 5.000% due 7/1/22                 3,100,680
--------------------------------------------------------------------------------------------------
                                                                                       207,433,283
--------------------------------------------------------------------------------------------------
Finance -- 3.4%
                       New York City Transitional Finance Authority Revenue,
                        Future Tax Secured:
  10,000,000 AA+          Series C, (Call 5/1/10 @ 101), 5.500% due 11/1/29 (b)(c)      11,694,800
   2,000,000 A-1+         Sub-Series 2F, 1.200% due 11/1/22 (d)                          2,000,000
   1,300,000 A-1+         Sub-Series C5, 1.150% due 8/1/31 (d)                           1,300,000
   5,000,000 AAA       New York State Local Government Assistance Corp.,
                         Series B, MBIA-Insured, 4.875% due 4/1/20                       5,155,600
     635,000 BBB-      New York State Municipal Bond Bank Agency, Special Revenue
                        Program, City of Buffalo, Series A, 6.875% due 3/15/06             647,281
   5,000,000 BBB+      Puerto Rico Public Financial Corp., Series E,
                        5.500% due 8/1/29                                                5,272,700
--------------------------------------------------------------------------------------------------
                                                                                        26,070,381
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             11 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003


                                          NEW YORK PORTFOLIO

    FACE
   AMOUNT    RATING(a)                              SECURITY                                   VALUE
--------------------------------------------------------------------------------------------------------
General Obligation -- 2.3%
                       New York City GO:
$  4,000,000 AAA         Series B1, MBIA-Insured, (Call 8/15/04 @ 101),
                          6.950% due 8/15/12 (c)                                           $   4,248,080
   3,150,000 AAA         Series I, AMBAC-Insured, 7.250% due 8/15/14 (e)                       3,636,990
                       New York State:
   1,000,000 AA          12.000% due 11/15/03                                                  1,012,800
   2,750,000 AA          9.875% due 11/15/05                                                   3,240,050
   4,505,000 Aaa*      North Hempstead, Series A, FGIC-Insured, 5.000% due 9/1/22              4,658,981
   1,000,000 AAA       Yonkers, Series C, FGIC-Insured, State Aid Withholding,
                        5.000% due 6/1/19                                                      1,047,790
--------------------------------------------------------------------------------------------------------
                                                                                              17,844,691
--------------------------------------------------------------------------------------------------------
Government Facilities -- 7.5%
                       New York State Urban Development Corp. Revenue:
  20,000,000 AA-         Correctional & Youth Facilities, Series A, 5.500% due 1/1/17 (b)     22,484,400
   3,050,000 AAA         Correctional Capital Facilities, MBIA-Insured,
                          5.000% due 1/1/20                                                    3,162,240
                         Correctional Facilities Service Contract:
   6,600,000 AAA          Series C, AMBAC-Insured, (Call 1/1/09 @ 101),
                           6.000% due 1/1/29 (c)                                               7,829,448
  18,400,000 AAA          Series D, FSA-Insured, (Call 1/1/11 @ 100),
                           5.250% due 1/1/30 (c)                                              21,051,072
   3,000,000 AA-         State Facilities, 5.700% due 4/1/20                                   3,450,180
--------------------------------------------------------------------------------------------------------
                                                                                              57,977,340
--------------------------------------------------------------------------------------------------------
Hospitals -- 12.8%
   1,620,000 AAA       East Rochester, Housing Authority Revenue, (North Park Nursing
                        Home), GNMA-Collateralized, 5.200% due 10/20/24                        1,710,882
   5,000,000 AAA       Nassau Health Care Corp., Health System Revenue Bonds,
                        FSA-Insured, 5.500% due 8/1/19                                         5,487,500
                       New York City Health & Hospital Corp. Revenue, Health System,
                        Series A:
   3,000,000 AAA          AMBAC-Insured, 5.000% due 2/15/20                                    3,112,350
                          FSA-Insured:
   1,110,000 AAA           5.000% due 2/15/22                                                  1,142,035
   3,750,000 AAA           5.125% due 2/15/23                                                  3,861,600
                       New York State Dormitory Authority Revenue:
   5,350,000 A1*         Lutheran Center at Poughkeepsie, LOC-Key Bank N.A.,
                          6.050% due 7/1/26                                                    5,631,891
                         Mental Health Services Facilities:
                          Series B:
   2,500,000 AA-           5.000% due 2/15/18                                                  2,595,025
   6,955,000 AA-           5.625% due 2/15/21                                                  7,381,411
      45,000 AA-           Call 2/15/07 @ 102, 5.625% due 2/15/21 (c)                             51,493


                      See Notes to Financial Statements.


             12 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                                        NEW YORK PORTFOLIO

   FACE
  AMOUNT       RATING(a)                            SECURITY                                 VALUE
---------------------------------------------------------------------------------------------------------
Hospitals -- 12.8% (continued)
 $2,600,000    AAA          Series D, FSA-Insured, 5.250% due 8/15/30                    $   2,664,532
    324,000    AA-         Series B, (Partially Pre-Refunded with U.S. government
                            securities to various call dates and prices),
                            7.500% due 5/15/11                                                 410,518
  3,000,000    AA          St. Luke's Home, Residential Health, FHA-Insured,
                            6.375% due 8/1/35                                                3,213,120
  2,450,000    AAA         St. Vincent's Hospital & Medical Center, FHA-Insured,
                            7.400% due 8/1/30                                                2,456,394
  1,500,000    AAA         United Cerebral Palsy, AMBAC-Insured, 5.125% due 7/1/21           1,588,980
  2,000,000    AAA         Victory Memorial Hospital, MBIA-Insured, 5.375% due 8/1/25        2,098,880
  2,500,000    AAA         Willow Towers Inc. Project, GNMA-Collateralized,
                            5.400% due 2/1/34                                                2,606,025
                         New York State Medical Care Facilities, Finance Agency Revenue:
                           Series A:
  4,000,000    AAA          Brookdale Hospital Medical Center, (Pre-Refunded --
                             Escrowed with state & local government securities to
                             2/15/05 Call @ 102), 6.800% due 8/15/12                         4,395,880
  2,500,000    B            Central Suffolk Hospital Mortgage Project,
                             6.125% due 11/1/16                                              1,771,200
  2,350,000    NR           FHA-Insured, (Partially Pre-Refunded with U.S. government
                             securities to 2/15/04 Call @ 100), 7.450% due 8/15/31           2,356,345
    955,000    Aa1*         Health Center Projects, Secured Mortgage Program,
                             SONYMA-Insured, 6.375% due 11/15/19                             1,009,292
  6,675,000    AA           Hospital & Nursing Home, FHA-Insured,
                             (Call 2/15/04 @ 102), 6.200% due 2/15/21 (c)                    6,868,909
  4,000,000    AA           Mortgage Project, FHA-Insured, (Pre-Refunded -- Escrowed
                             with state & local government securities to 8/15/04
                             Call @ 102), 6.375% due 8/15/24                                 4,267,960
  4,700,000    AAA          New York Downtown Hospital, (Pre-Refunded --
                             Escrowed with state & local government securities to
                             2/15/05 Call @ 102), 6.800% due 2/15/20                         5,165,159
                            New York Hospital, AMBAC/FHA-Insured, (Pre-Refunded --
                             Escrowed with state & local government securities to
                             2/15/05 Call @ 102):
  8,500,000    AAA             6.800% due 8/15/24                                            9,341,245
  7,600,000    AAA             6.500% due 8/15/29 (f)                                        8,321,316
  2,500,000    AAA             6.900% due 8/15/34                                            2,750,825
                           Series B:
    940,000    AA           Hospital & Nursing Home Insured Mortgage, FHA-Insured,
                             7.000% due 8/15/32                                                951,938
  1,860,000    AAA          Long Term Healthcare, FSA-Insured, 6.450% due 11/1/14            1,886,505
  3,500,000    AA           Mortgage Project, FHA-Insured, 6.100% due 2/15/15                3,752,105
    665,000    BBB+      Puerto Rico Commonwealth Renewal & Housing Corp.,
                          7.875% due 10/1/04                                                   667,733
------------------------------------------------------------------------------------------------------
                                                                                            99,519,048
------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             13 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                                         NEW YORK PORTFOLIO

   FACE
  AMOUNT       RATING(a)                             SECURITY                                  VALUE
-----------------------------------------------------------------------------------------------------------
Housing: Multi-Family -- 3.3%
$    35,000    NR        Battery Park City Authority, Housing Revenue, FHA-Insured,
                          (Call 6/1/05 @ 100), 8.625% due 6/1/23 (c)                       $      39,354
                         New York City HDC:
  1,339,533    NR          Cadman Project, 6.500% due 11/15/18                                 1,301,812
    844,688    NR          Heywood Towers Project, 6.500% due 10/15/17                           827,195
  1,082,644    NR          Kelly Project, 6.500% due 2/15/18                                   1,056,910
  4,000,000    AAA         Mortgage Revenue, Series A, FHA-Insured,
                            6.600% due 4/1/30 (f)                                              4,070,080
  1,385,857    NR          Riverbend Project, 6.500% due 11/15/18                              1,418,217
                         New York State Dormitory Authority Revenue,
                          Park Ridge Housing Inc., FNMA-Collateralized:
  1,000,000    AAA          6.375% due 8/1/20 (f)                                              1,109,010
  1,470,000    AAA          6.500% due 8/1/25                                                  1,636,331
                         New York State Housing Finance Agency Revenue,
                          Secured Mortgage Program:
                            Series A, SONYMA-Insured:
    500,000    Aa1*          7.000% due 8/15/12 (g)                                              506,335
  2,000,000    Aa1*          6.200% due 8/15/15 (g)                                            2,099,520
    500,000    Aa1*          7.050% due 8/15/24 (g)                                              505,745
  6,870,000    Aa1*         Series B, SONYMA-Insured, 6.250% due 8/15/29 (g)                   7,215,492
                            Series C:
  1,500,000    AAA           FHA-Insured, 6.500% due 8/15/24                                   1,514,940
  1,750,000    Aa1*          SONYMA-Insured, 6.600% due 8/15/27 (f)                            1,808,450
    740,000    A1*       Rensselaer Housing Authority, Multi-Family Mortgage Revenue,
                          Rensselaer Elderly Apartments, Series A, 7.750% due 1/1/11             749,909
--------------------------------------------------------------------------------------------------------
                                                                                              25,859,300
--------------------------------------------------------------------------------------------------------
Housing: Single-Family -- 2.0%
                         New York State Mortgage Agency Revenue,
                          Homeowner Mortgage:
  4,295,000    Aa1*         Series 65, 5.850% due 10/1/28 (g)                                  4,448,933
  4,935,000    Aa1*         Series 67, 5.800% due 10/1/28 (g)                                  5,139,802
  6,000,000    Aa1*         Series 71, 5.350% due 10/1/18 (g)                                  6,209,220
--------------------------------------------------------------------------------------------------------
                                                                                              15,797,955
--------------------------------------------------------------------------------------------------------
Industrial Development -- 2.0%
  2,250,000    BBB       Essex County IDA Revenue, Solid Waste, (International Paper Co.
                          Project), Series A, 6.150% due 4/1/21 (g)                            2,307,825
    470,000    NR        Monroe County IDA Revenue, Public Improvement,
                          Canal Ponds Park, Series A, 7.000% due 6/15/13                         478,827
                         Onondaga County IDA:
    750,000    AA-         Civic Facilities Revenue, (Syracuse Home Association Project),
                            LOC-HSBC Bank USA, 5.200% due 12/1/18                                812,205

                      See Notes to Financial Statements.

             14 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                                          NEW YORK PORTFOLIO

   FACE
  AMOUNT    RATING(a)                              SECURITY                                   VALUE
-------------------------------------------------------------------------------------------------------
Industrial Development -- 2.0% (continued)
$ 8,000,000 AA-         Sewer Facilities Revenue, (Bristol-Myers Squibb Co. Project),
                         5.750% due 3/1/24 (g)                                            $   8,729,280
  1,410,000 A+        Rensselaer County IDA, Albany International Corp., LOC-Fleet
                       Trust Co., 7.550% due 7/15/07                                          1,611,827
  1,490,000 B2*       Warren & Washington Counties, IDA Resource Recovery
                       Revenue Bonds, Series A, 7.900% due 12/15/07                           1,482,416
-------------------------------------------------------------------------------------------------------
                                                                                             15,422,380
-------------------------------------------------------------------------------------------------------
Life Care Systems -- 2.0%
                      New York State Dormitory Authority Revenue Bonds, FHA-Insured:
  3,815,000 AA          Hebrew Nursing Home, 6.125% due 2/1/37                                4,043,328
  1,220,000 AAA         Heritage House Nursing Center, 7.000% due 8/1/31                      1,222,965
  1,600,000 AAA         Jewish Geriatric Center, 7.150% due 8/1/14 (f)                        1,693,632
  1,500,000 AAA         Menorah Campus Nursing Home, 6.100% due 2/1/37                        1,659,675
  1,545,000 AA          Niagara Frontier Home, Mortgage Revenue,
                         6.200% due 2/1/15                                                    1,614,664
  3,350,000 AA          Wesley Garden Nursing Home, 6.125% due 8/1/35                         3,664,398
  1,250,000 AAA       Syracuse IDA Revenue, James Square Association, FHA-Insured,
                       7.000% due 8/1/25                                                      1,253,037
-------------------------------------------------------------------------------------------------------
                                                                                             15,151,699
-------------------------------------------------------------------------------------------------------
Pollution Control Revenue -- 0.4%
                      New York State Environmental Facilities Corp., State Water
                       Revolving Fund, Series A:
    190,000 AAA          7.500% due 6/15/12                                                     190,912
    805,000 AAA          GIC-Societe General, 7.250% due 6/15/10                                808,300
  1,000,000 AAA       North Country Development Authority, Solid Waste Management
                       System Revenue, FSA-Insured, 6.000% due 5/15/15                        1,210,270
  1,710,000 CCC       Puerto Rico Industrial, Medical & Environmental Facilities, Finance
                       Authority Revenue, American Airlines Inc., Series A,
                       6.450% due 12/1/25                                                     1,009,960
-------------------------------------------------------------------------------------------------------
                                                                                              3,219,442
-------------------------------------------------------------------------------------------------------
Public Facilities -- 1.9%
                      New York City Trust Cultural Resource Revenue, AMBAC-Insured:
  1,655,000 AAA         American Museum of Natural History, Series A,
                         5.250% due 7/1/17                                                    1,802,659
                        Museum of Modern Art:
  3,100,000 AAA          Series A, 5.000% due 4/1/23                                          3,188,567
  9,000,000 AAA          Series D, 5.125% due 7/1/31 (b)                                      9,219,150
    770,000 AA-       New York State COP, (Hanson Redevelopment Project),
                       8.375% due 5/1/08                                                        890,166
-------------------------------------------------------------------------------------------------------
                                                                                             15,100,542
-------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             15 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003

                                       NEW YORK PORTFOLIO

    FACE
   AMOUNT       RATING(a)                          SECURITY                                VALUE
----------------------------------------------------------------------------------------------------
Transportation -- 19.5%
$    750,000    BBB+      Albany Parking Authority Revenue, Series A,
                           5.625% due 7/15/25                                          $     785,100
                          Metropolitan Transportation Authority:
                            Dedicated Tax Fund, Series A:
  11,000,000    AAA          FGIC-Insured, 5.250% due 11/15/23 (b)                        11,524,700
                             FSA-Insured, (Call 10/1/14 @ 100):
   2,290,000    AAA           5.125% due 4/1/19 (c)                                        2,607,005
   4,500,000    AAA           5.250% due 4/1/23 (c)                                        5,173,650
                            Transit Facilities Revenue, Series A:
   5,000,000    AAA          Call 7/1/09 @ 100, 6.000% due 7/1/19 (c)                      5,966,200
  10,000,000    AAA          MBIA-Insured, (Call 7/1/07 @ 101.50),
                              5.625% due 7/1/25 (b)(c)                                    11,570,500
                            Triborough Bridge & Tunnel Authority:
                             Series A:
   5,200,000    AAA           5.250% due 11/15/30                                          5,419,388
   3,500,000    AA-           Call 1/1/22 @ 100, 5.250% due 1/1/28 (c)                     3,879,610
                             Series B:
   4,200,000    AAA           Call 1/1/16 @ 100, 5.375% due 1/1/19 (c)                     4,855,998
  10,125,000    AAA           Call 1/1/22 @ 100, 5.500% due 1/1/30 (b)(c)                 11,375,235
                            Triborough Bridge COP, AMBAC-Insured:
   2,595,000    AAA          5.875% due 1/1/30                                             2,872,509
  20,000,000    AAA          Series A, 5.250% due 1/1/29 (b)                              20,654,800
                          New York State Thruway Authority:
   5,000,000    AA-         General Revenue, Series E, 5.000% due 1/1/25                   5,050,350
                            Highway & Bridge Toll Revenue Fund, FGIC-Insured:
                             Series A:
   3,410,000    AAA           5.000% due 4/1/19                                            3,600,721
   2,000,000    AAA           5.000% due 4/1/20                                            2,095,840
   2,500,000    AAA           5.000% due 4/1/21                                            2,601,750
  15,000,000    AAA          Series B, 5.000% due 4/1/19 (b)                              15,846,300
   4,000,000    AAA          Series B-1, 5.500% due 4/1/18                                 4,448,720
                          Port Authority New York & New Jersey:
   7,250,000    AA-         109th Series, GO-Insured, 5.375% due 1/15/32                   7,438,935
   8,000,000    BB-         Delta Airlines Inc. Project, Series 1R, 6.950% due 6/1/08      8,036,240
                            Special Obligation Revenue:
  12,000,000    NR           5th Installment, 6.750% due 10/1/19 (b)(g)                   12,425,160
                             Versatile Structure:
     110,000    A-1+          Bayerische Landesbank, Series 5,
                               1.200% due 8/1/24 (d)                                         110,000
     800,000    A-1+          Morgan Guaranty Trust, Series 3,
                               1.200% due 6/1/20 (d)                                         800,000
   1,500,000    AA-       Triborough Bridge & Tunnel Authority, (Convention
                           Center Project), Series E, 7.250% due 1/1/10                    1,743,195
----------------------------------------------------------------------------------------------------
                                                                                         150,881,906
----------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             16 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003


                                      NEW YORK PORTFOLIO

   FACE
  AMOUNT    RATING(a)                           SECURITY                               VALUE
------------------------------------------------------------------------------------------------
Utilities -- 7.7%
                      Long Island Power Authority, Electric System Revenue,
                       Series A, MBIA-Insured:
$35,335,000 AAA          5.250% due 12/1/26 (b)                                     $ 36,452,293
                      New York State Energy, Research & Development Authority:
  5,750,000 A           Electric Facilities Revenue, (Consolidated Edison Co. Inc.
                         Project), Series A, 7.125% due 12/1/29 (d)                    6,177,110
                        Gas Facilities Revenue:
  3,000,000 A+           Brooklyn Union Gas Co. Project, RIBS, Series B,
                          12.504% due 7/1/26 (g)(h)                                    3,735,870
  1,500,000 Baa2*        Corning Natural Gas Corp., Series A,
                          8.250% due 12/1/18 (g)                                       1,520,340
 12,000,000 A-        Puerto Rico Electric Power Authority, Power Revenue,
                       Series NN, 5.125% due 7/1/29                                   12,206,280
------------------------------------------------------------------------------------------------
                                                                                      60,091,893
------------------------------------------------------------------------------------------------
Water and Sewer -- 8.4%
  1,000,000 AAA       Buffalo Municipal Water Finance Authority, Water Systems
                       Revenue, FGIC-Insured, (Call 7/1/06 @ 102),
                       6.100% due 7/1/26 (c)                                           1,150,340
  1,070,000 AAA       Commonwealth of Puerto Rico, Aqueduct & Sewer Authority
                       Revenue Bonds, 10.250% due 7/1/09 (e)                           1,344,337
  2,150,000 AAA       Monroe County Water Authority Revenue, AMBAC-Insured,
                       (Pre-Refunded -- Escrowed with state & local government
                       securities to 8/1/04 Call @ 101), 7.000% due 8/1/19 (f)         2,279,215
                      New York City Municipal Water Finance Authority,
                       Water & Sewer Systems Revenue:
 16,000,000 AA           5.500% due 6/15/33 (b)                                       17,255,680
                         Series B:
    990,000 AA            6.000% due 6/15/33                                           1,157,389
  5,205,000 AAA           FGIC-Insured, 5.125% due 6/15/30                             5,270,687
                          FSA-Insured:
  2,750,000 AAA             5.000% due 6/15/29                                         2,779,425
  1,000,000 AAA             5.250% due 6/15/29                                         1,022,460
  1,565,000 AA            Pre-Refunded -- Escrowed with state & local
                           government securities to 6/15/10 Call @ 101,
                           6.000% due 6/15/33                                          1,887,249
                         Series D:
  5,000,000 AA            5.250% due 6/15/25                                           5,190,550
  2,375,000 AAA           MBIA-Insured, 5.000% due 6/15/15 (b)                         2,558,920
                      New York State Environmental Facilities Corp.,
                       Clean Water & Drinking Revolving Funds:
  8,500,000 AAA          5.000% due 6/15/32                                            8,636,595


                      See Notes to Financial Statements.


             17 Smith Barney Muni Funds | 2003 Semi-Annual Report

 SCHEDULES OF INVESTMENTS (UNAUDITED) (CONTINUED)             SEPTEMBER 30, 2003


                                 NEW YORK PORTFOLIO

   FACE
  AMOUNT    RATING(a)                     SECURITY                            VALUE
---------------------------------------------------------------------------------------
Water and Sewer -- 8.4% (continued)
                         Series B:
$   965,000 AAA           5.250% due 4/15/17                               $  1,052,284
  2,490,000 AAA           5.250% due 10/15/17                                 2,715,220
  1,340,000 AAA           5.250% due 4/15/18                                  1,458,175
  1,880,000 AAA           5.250% due 10/15/18                                 2,045,797
                          Call 10/15/09 @100:
    295,000 AAA             5.250% due 4/15/17 (c)                              340,527
    400,000 AAA             5.250% due 4/15/18 (c)                              461,732
                         Series C:
  1,060,000 AAA           5.000% due 6/15/16                                  1,139,214
  4,980,000 AAA           Pre-Refunded -- Escrowed with state & local
                           government securities to 6/15/08 Call @ 101,
                           5.000% due 6/15/16                                 5,392,792
---------------------------------------------------------------------------------------
                                                                             65,138,588
---------------------------------------------------------------------------------------
                      TOTAL INVESTMENTS -- 100.0%
                      (Cost -- $712,367,135**)                             $775,508,448
---------------------------------------------------------------------------------------

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service.
(b) All or a portion of this security has been segregated for open futures contracts commitments (Note 6).
(c) Pre-Refunded bonds are escrowed with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e) Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(f) All or a portion of this security is held as collateral for open futures contracts commitments (Note 6).
(g) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(h) Residual interest bond-coupon varies inversely with level of short-term tax-exempt interest rates.
**  Aggregate cost for Federal income tax purposes is substantially the same.

  See pages 19 through 21 for definitions of ratings and certain abbreviations.


                      See Notes to Financial Statements.


             18 Smith Barney Muni Funds | 2003 Semi-Annual Report

 BOND RATINGS (UNAUDITED)


The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA        -- Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
AA         -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A          -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circum- stances and economic conditions than debt in higher rated categories.
BBB        -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, and -- Bonds rated "BB", "B" and "CCC" are regarded, on balance, as
 CCC predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation than "B" and "CCC" the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are out- weighed by large uncertainties or major risk exposures to adverse conditions.

Moody's Investors Service ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Caa", where 1 is the highest and 3 the lowest ranking within its generic category.
Aaa        -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest pay- ments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of these bonds.
Aa         -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities, or fluctuation of protective elements may be of greater ampli- tude, or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A          -- Bonds rated "A" possess many favorable investment attributes and are to be consid- ered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a sus- ceptibility to impairment some time in the future.
Baa        -- Bonds rated "Baa" are considered as medium grade obligations,
              i.e., they are neither highly protected nor poorly secured. Interest payment and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack out- standing investment characteristics and in fact have speculative characteristics as well.
Ba         -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B          -- Bonds rated "B" generally lack characteristics of the desirable investments. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.
Caa        -- Bonds that are rated "Caa" are of poor standing. Such issues may be in default or present elements of danger with respect to principal or interest.

              19 Smith Barney Muni Funds  | 2003 Semi-Annual Report

Fitch Ratings ("Fitch") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) sign or minus (-) sign to show relative standings within the major ratings categories.
AA     -- Bonds rated "AA" are considered to be investment-grade and of very high credit quality. The obligator's ability to pay interest and/or dividends and repay principal is very strong.
A      -- Bonds rated "A" are considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and/or dividends and repay principal is consid- ered to be strong, but may be more vulnerable to adverse changes in economic con- ditions and circumstances than debt or preferred securities with higher ratings.
BBB    -- Bonds rated "BBB" are considered to be investment-grade and of satisfactory credit quality. The obligator's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circum- stances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for securities with higher ratings.

NR     -- Indicates that the bond is not rated by Standard & Poor's, Moody's or Fitch.

 SHORT-TERM SECURITY RATINGS (UNAUDITED)

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess over- whelming safety characteristics are denoted with a plus (+) sign.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. MIG 1 -- Moody's highest rating for short-term municipal obligations.
MIG 2  -- Moody's second highest rating for short-term municipal obligations.

             20 Smith Barney Muni Funds | 2003 Semi-Annual Report

 ABBREVIATIONS* (UNAUDITED)

ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --American Municipal Bond Assurance Corporation
AMT    --Alternative Minimum Tax
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
BOCES  --Board of Cooperative Education Services
CGIC   --Capital Guaranty Insurance Company
COP    --Certificate of Participation
CSD    --Central School District
ETM    --Escrowed to Maturity
FLAIRS --Floating Adjustable Interest Rate Securities
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FNMA   --Federal National Mortgage Association
FRTC   --Floating Rate Trust Certificates
FSA    --Financial Security Assurance
GDB    --Government Development Bank
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HDC    --Housing Development Corporation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
IFA    --Infrastructure Financing Authority
INFLOS --Inverse Floaters
IRB    --Industrial Revenue Bonds
LGAC   --Local Government Assistance Corporation
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MERLOT --Municipal Exempt Receipts Liquidity Optional Tender
MFH    --Multi-Family Housing
MSTC   --Municipal Securities Trust Certificates
MVRICS --Municipal Variable Rate Inverse Coupon Security
PART   --Partnership Structure
PCFA   --Pollution Control Financing Authority
PCR    --Pollution Control Revenue
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
SAVRS  --Select Auction Variable Rate Securities
SONYMA --State of New York Mortgage Association
SWAP   --SWAP Structure
TAN    --Tax Anticipation Notes
TECP   --Tax Exempt Commercial Paper
TFA    --Transitional Financial Authority
TRAN   --Tax and Revenue Anticipation Notes
UFSD   --Union Free School District
VRDN   --Variable Rate Demand Note
VRDO   --Variable Rate Demand Obligation
VRWE   --Variable Rate Wednesday Demand
--------
*Abbreviations may or may not appear in the schedule of investments.

             21 Smith Barney Muni Funds | 2003 Semi-Annual Report

 STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)             SEPTEMBER 30, 2003


                                                              New York
                                                            Money Market    New York
                                                             Portfolio      Portfolio
---------------------------------------------------------------------------------------
ASSETS:
  Investments, at value (Cost -- $1,783,229,478 and
   $712,367,135, respectively)                             $1,783,229,478 $775,508,448
  Cash                                                             91,179        7,057
  Receivable for Fund shares sold                              15,870,958      433,292
  Receivable for securities sold                                7,000,988   12,213,156
  Interest receivable                                           3,373,801   11,326,470
  Prepaid expenses                                                  3,776       11,592
  Other assets                                                     15,401           --
--------------------------------------------------------------------------------------
  Total Assets                                              1,809,585,581  799,500,015
--------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                             56,030,000           --
  Payable for Fund shares reacquired                           21,547,723      734,712
  Management fees payable                                         679,432      326,599
  Dividends payable                                               295,445           --
  Distribution plan fees payable                                   48,102       68,742
  Deferred compensation payable                                    15,401       13,882
  Payable to broker -- variation margin                                --    4,766,875
  Accrued expenses                                                157,664       63,539
--------------------------------------------------------------------------------------
  Total Liabilities                                            78,773,767    5,974,349
--------------------------------------------------------------------------------------
Total Net Assets                                           $1,730,811,814 $793,525,666
--------------------------------------------------------------------------------------
NET ASSETS:
  Par value of shares of beneficial interest               $    1,730,706 $     57,988
  Capital paid in excess of par value                       1,729,023,548  750,524,302
  Undistributed net investment income                                  50      926,371
  Accumulated net realized gain (loss) from investment
   transactions and futures contracts                              57,510   (3,649,527)
  Net unrealized appreciation of investments and
   futures contracts                                                   --   45,666,532
--------------------------------------------------------------------------------------
Total Net Assets                                           $1,730,811,814 $793,525,666
--------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                   1,730,706,310   44,797,759
  Class B                                                              --    9,631,263
  Class L                                                              --    3,280,858
  Class Y                                                              --      278,413
Net Asset Value:
  Class A (and redemption price)                                    $1.00       $13.69
  Class B *                                                            --       $13.68
  Class L *                                                            --       $13.67
  Class Y (and redemption price)                                       --       $13.68
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 4.17% of net asset value)              --       $14.26
  Class L (net asset value plus 1.01% of net asset value)              --       $13.81
--------------------------------------------------------------------------------------

*Redemption price is NAV of Class B and L shares reduced by a 4.50% and 1.00% contingent deferred sales charge, respectively, if shares are redeemed within one year from purchase payment (See Note 4).

                      See Notes to Financial Statements.

             22 Smith Barney Muni Funds | 2003 Semi-Annual Report

 STATEMENTS OF OPERATIONS (UNAUDITED)

For the Six Months Ended September 30, 2003

                                                         New York
                                                       Money Market   New York
                                                        Portfolio     Portfolio
---------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest                                              $9,346,041  $ 21,046,304
--------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 4)                               4,329,048     2,018,686
  Distribution plan fees (Note 7)                          898,397     1,070,466
  Shareholder servicing fees (Note 7)                      189,512       120,737
  Custody                                                   47,387        34,887
  Shareholder communications (Note 7)                       22,509        18,479
  Audit and legal                                           17,478        12,262
  Registration fees                                         11,620         4,741
  Trustees' fees                                             7,875         3,676
  Other                                                     15,065         4,223
--------------------------------------------------------------------------------
  Total Expenses                                         5,538,891     3,288,157
--------------------------------------------------------------------------------
Net Investment Income                                    3,807,150    17,758,147
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS
(NOTES 5 AND 6):
  Realized Gain From:
   Investment transactions                                  55,936     2,411,167
   Futures contracts                                            --    21,973,118
--------------------------------------------------------------------------------
  Net Realized Gain                                         55,936    24,384,285
--------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments
 and Futures Contracts:
   Beginning of period                                          --    68,678,312
   End of period                                                --    45,666,532
--------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation                       --   (23,011,780)
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts               55,936     1,372,505
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                  $3,863,086  $ 19,130,652
--------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             23 Smith Barney Muni Funds | 2003 Semi-Annual Report

 STATEMENTS OF CHANGES IN NET ASSETS

For the Six Months Ended September 30, 2003 (unaudited) and the Year Ended March 31, 2003

New York Money Market Portfolio                                     September 30       March 31
---------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                                           $     3,807,150  $    14,124,646
  Net realized gain                                                        55,936          150,049
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                3,863,086       14,274,695
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 3 AND 8):
  Net investment income                                                (3,807,100)     (14,124,646)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
   Distributions to Shareholders                                       (3,807,100)     (14,124,646)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
  Net proceeds from sale of shares                                  3,204,329,369    6,255,293,832
  Net asset value of shares issued for reinvestment of dividends        3,837,838       14,493,091
  Cost of shares reacquired                                        (3,305,258,499)  (6,486,126,340)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions                 (97,091,292)    (216,339,417)
--------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                (97,035,306)    (216,189,368)
NET ASSETS:
  Beginning of period                                               1,827,847,120    2,044,036,488
--------------------------------------------------------------------------------------------------
  End of period*                                                  $ 1,730,811,814  $ 1,827,847,120
--------------------------------------------------------------------------------------------------
* Includes undistributed net investment income of:                            $50               --
--------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

             24 Smith Barney Muni Funds | 2003 Semi-Annual Report

For the Six Months Ended September 30, 2003 (unaudited) and the Year Ended March 31, 2003

     New York Portfolio                       September 30     March 31
     ---------------------------------------------------------------------
     OPERATIONS:
      Net investment income                   $ 17,758,147  $  37,786,975
      Net realized gain (loss)                  24,384,285    (16,006,348)
      Increase (decrease) in net unrealized
        appreciation                           (23,011,780)    45,124,626
     --------------------------------------------------------------------
      Increase in Net Assets From Operations    19,130,652     66,905,253
     --------------------------------------------------------------------
     DISTRIBUTIONS TO SHAREHOLDERS FROM
     (NOTES 3 and 8):
      Net investment income                    (17,530,196)   (37,462,510)
     --------------------------------------------------------------------
      Decrease in Net Assets
        From Distributions to Shareholders     (17,530,196)   (37,462,510)
     --------------------------------------------------------------------
     FUND SHARE TRANSACTIONS (NOTE 9):
      Net proceeds from sale of shares          36,702,909    108,871,403
      Net asset value of shares issued for
        reinvestment of dividends               10,470,670     23,115,978
      Cost of shares reacquired                (71,718,860)  (169,116,496)
     --------------------------------------------------------------------
      Decrease in Net Assets From Fund Share
        Transactions                           (24,545,281)   (37,129,115)
     --------------------------------------------------------------------
     Decrease in Net Assets                    (22,944,825)    (7,686,372)
     NET ASSETS:
      Beginning of period                      816,470,491    824,156,863
     --------------------------------------------------------------------
      End of period*                          $793,525,666  $ 816,470,491
     --------------------------------------------------------------------
     * Includes undistributed net investment
      income of:                                  $926,371       $698,420
     --------------------------------------------------------------------

                      See Notes to Financial Statements.

             25 Smith Barney Muni Funds | 2003 Semi-Annual Report

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Significant Accounting Policies

The New York Money Market and New York Portfolios ("Funds") are separate investment funds of the Smith Barney Muni Funds ("Trust"), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified management investment company. The Trust consists of these Funds and seven other separate investment funds:
Florida, Georgia, Pennsylvania, Limited Term, National, Massachusetts Money Market and California Money Market Portfolios. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Funds are:
(a) security transactions are accounted for on trade date; (b) with respect to the New York Portfolio, securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; the New York Money Market Portfolio uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) securities for which market quotations are not available will be valued in good faith at fair value by or under the directions of the Board of Trustees; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) class specific expenses are charged to each Fund and each class; management fees and general fund expenses are allocated on the basis of relative net assets of each class or on another reasonable basis; (i) the Funds intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve them from substantially all Federal income and excise taxes; ( j) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of

             26 Smith Barney Muni Funds | 2003 Semi-Annual Report

America; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Fund Concentration

Since the Funds invest primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

3. Exempt-Interest Dividends and Other Distributions

The New York Money Market Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund.

It is the New York Portfolio's policy to distribute dividends monthly. Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

4. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. Effective July 1, 2003, the New York Money Market Portfolio pays SBFM a management fee calculated at an annual rate of 0.475% on the first $1 billion of the Fund's average daily net assets; 0.45% on the next $1 billion; 0.425% on the next $3 billion; 0.40% on the next $5 billion and 0.375% on the Fund's average daily net assets in excess of $10 billion. The New York Portfolio pays SBFM a management fee calculated at the annual rate of 0.50% of the Fund's average daily net assets. These fees are calculated daily and paid monthly.

             27 Smith Barney Muni Funds | 2003 Semi-Annual Report

Prior to July 1, 2003, the New York Money Market Portfolio paid SBFM a management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets; 0.475% on the next $2.5 billion; 0.45% on the next $2.5 billion; and 0.40% on the Fund's average daily net assets in excess of $7.5 billion. This fee was calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Funds' transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Funds' sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the six months ended September 30, 2003, the Funds paid transfer agent fees totaling $280,650 to CTB. The totals for each Fund were as follows:

Fund                                                         Transfer Agent Fees
--------------------------------------------------------------------------------
New York Money Market Portfolio                                   $190,776
-------------------------------------------------------------------------------
New York Portfolio                                                  89,874
-------------------------------------------------------------------------------

Citigroup Global Markets Inc. ("CGM") and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Funds' distributors.

For the New York Portfolio, there are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is also a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares of the New York Portfolio, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% one year from purchase payment and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

             28 Smith Barney Muni Funds | 2003 Semi-Annual Report

For the six months ended September 30, 2003, CGM and its affiliates received sales charges of approximately $264,000 and $33,000 on sales of the New York Portfolio's Class A and L shares, respectively. In addition, for the six months ended September 30, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                          Class A Class B  Class L
             -----------------------------------------------------
             New York Portfolio           $14,000 $100,000 $1,000
             -----------------------------------------------------

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.

5. Investments

During the six months ended September 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

                                     New York Money   New York
                                    Market Portfolio  Portfolio
                ------------------------------------------------
                Purchases                         -- $49,203,332
                ------------------------------------------------
                Sales                             --  83,753,929
                ------------------------------------------------

At September 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                             New York Money  New York
                                           Market Portfolio  Portfolio
        ----------------------------------------------------------------
        Gross unrealized appreciation                    -- $65,224,120
        Gross unrealized depreciation                    --  (2,082,807)
        ----------------------------------------------------------------
        Net unrealized appreciation                      -- $63,141,313
        ----------------------------------------------------------------

6. Futures Contracts

The New York Portfolio may from time to time enter into futures contracts.

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in

             29 Smith Barney Muni Funds | 2003 Semi-Annual Report the value of the contract are recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At September 30, 2003, the New York Portfolio had the following open futures contracts:


                     # of                  Basis        Market     Unrealized
                   Contracts Expiration    Value        Value         Loss
-------------------------------------------------------------------------------
Contracts to Sell:
U.S. 20 Year
 Treasury Bond       2,630     12/03    $277,496,156 $294,970,937 $(17,474,781)
-------------------------------------------------------------------------------

7. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the New York Money Market Portfolio pays a distribution fee calculated at the annual rate of 0.10% of the average daily net assets of its Class A shares. The New York Portfolio pays a service fee with respect to Class A, B and L shares calculated at the annual rate of 0.15% of the Fund's average daily net assets of each respective class. In addition, the New York Portfolio also pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55% of the Fund's average daily net assets of each class, respectively. For the six months ended September 30, 2003, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                           Class A  Class B  Class L
           ----------------------------------------------------------
           New York Money Market Portfolio $898,397       --       --
           ----------------------------------------------------------
           New York Portfolio               465,834 $445,972 $158,660
           ----------------------------------------------------------

             30 Smith Barney Muni Funds | 2003 Semi-Annual Report

For the six months ended September 30, 2003, total Shareholder Servicing fees were as follows:

                                        Class A  Class B Class L Class Y
        ----------------------------------------------------------------
        New York Money Market Portfolio $189,512      --     --     --
        ----------------------------------------------------------------
        New York Portfolio                81,177 $33,172 $6,285   $103
        ----------------------------------------------------------------

For the six months ended September 30, 2003, total Shareholder Communication expenses were as follows:

                                        Class A Class B Class L Class Y
        ---------------------------------------------------------------
        New York Money Market Portfolio $22,509     --     --      --
        ---------------------------------------------------------------
        New York Portfolio               12,729 $4,818   $926     $ 6
        ---------------------------------------------------------------

8. Distributions Paid to Shareholders by Class

            New York                Six Months Ended    Year Ended
            Money Market Portfolio September 30, 2003 March 31, 2003
            --------------------------------------------------------
            Net Investment Income
            Class A                   $ 3,807,100      $14,124,646
            --------------------------------------------------------

            New York Portfolio
            --------------------------------------------------------
            Net Investment Income
            Class A                   $13,841,550      $29,471,544
            Class B                     2,712,510        5,750,779
            Class L                       887,601        1,757,345
            Class Y                        88,535          482,842
            --------------------------------------------------------
            Total                     $17,530,196      $37,462,510
            --------------------------------------------------------

9. Shares of Beneficial Interest

At September 30, 2003, the Trust had an unlimited amount of shares of beneficial interest authorized with a par value of $0.001 per share. The Funds have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

             31 Smith Barney Muni Funds | 2003 Semi-Annual Report

Transactions in shares of each class were as follows:

                                      Six Months Ended                    Year Ended
                                     September 30, 2003                 March 31, 2003
New York                      -------------------------------  -------------------------------
Money Market Portfolio            Shares           Amount          Shares           Amount
-                             -----------------------------------------------------------------
Class A
Shares sold                    3,204,329,369  $ 3,204,329,369   6,255,293,832  $ 6,255,293,832
Shares issued on reinvestment      3,837,838        3,837,838      14,493,091       14,493,091
Shares reacquired             (3,305,258,499)  (3,305,258,499) (6,486,126,340)  (6,486,126,340)
-----------------------------------------------------------------------------------------------
Net Decrease                     (97,091,292) $   (97,091,292)   (216,339,417) $  (216,339,417)
-----------------------------------------------------------------------------------------------

New York Portfolio
-----------------------------------------------------------------------------------------------
Class A
Shares sold                        1,947,119  $    26,649,778       5,619,910  $    76,292,635
Shares issued on reinvestment        602,078        8,235,474       1,335,210       18,137,590
Shares reacquired                 (3,660,471)     (50,113,803)     (9,073,094)    (123,475,514)
-----------------------------------------------------------------------------------------------
Net Decrease                      (1,111,274) $   (15,228,551)     (2,117,974) $   (29,045,289)
-----------------------------------------------------------------------------------------------
Class B
Shares sold                          457,460  $     6,261,965       1,880,545  $    25,565,327
Shares issued on reinvestment        118,975        1,627,198         257,018        3,491,918
Shares reacquired                 (1,244,531)     (17,023,663)     (2,383,698)     (32,314,967)
-----------------------------------------------------------------------------------------------
Net Decrease                        (668,096) $    (9,134,500)       (246,135) $    (3,257,722)
-----------------------------------------------------------------------------------------------
Class L
Shares sold                          277,298  $     3,791,166         515,918  $     7,013,441
Shares issued on reinvestment         44,504          607,998          90,109        1,223,148
Shares reacquired                   (335,073)      (4,581,394)       (444,395)      (6,026,015)
-----------------------------------------------------------------------------------------------
Net Increase (Decrease)              (13,271) $      (182,230)        161,632  $     2,210,574
-----------------------------------------------------------------------------------------------
Class Y
Shares issued on reinvestment             --               --          19,447  $       263,322
Shares reacquired                         --               --        (532,295)      (7,300,000)
-----------------------------------------------------------------------------------------------
Net Decrease                              --               --        (512,848) $    (7,036,678)
-----------------------------------------------------------------------------------------------

10.Subsequent Event

The Funds have received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Funds' Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of

             32 Smith Barney Muni Funds | 2003 Semi-Annual Report the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

             33 Smith Barney Muni Funds | 2003 Semi-Annual Report

 FINANCIAL HIGHLIGHTS


For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                 New York Money Market Portfolio
                                     -------------------------------------------------------
Class A Shares                         2003/(1)/   2003     2002     2001     2000     1999
---------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                  $  1.00    $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------------------------
Net investment income                   0.002      0.007    0.017    0.034    0.027    0.027
Dividends from net investment income   (0.002)    (0.007)  (0.017)  (0.034)  (0.027)  (0.027)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $  1.00    $  1.00  $  1.00  $  1.00  $  1.00  $  1.00
---------------------------------------------------------------------------------------------
Total Return                             0.21%++    0.74%    1.67%    3.40%    2.76%    2.72%
---------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)              $1,731     $1,828   $2,044   $2,058   $1,573   $1,380
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                          0.62%+     0.64%    0.64%    0.65%    0.67%    0.65%
  Net investment income                  0.42+      0.74     1.65     3.32     2.73     2.65
---------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.80%.
++ Total return is not annualized, as it may be representative of the total return for the year.
+ Annualized.


            34    Smith Barney Muni Funds | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                          New York Portfolio
                                    -------------------------------------------------------------
Class A Shares                       2003/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
--------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                   $13.66      $13.19     $13.42     $12.78     $13.69     $13.91
--------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/             0.31        0.63       0.65       0.67       0.68       0.68
  Net realized and unrealized
   gain (loss)/(3)/                      0.03        0.46      (0.23)      0.64      (0.91)      0.07
--------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations      0.34        1.09       0.42       1.31      (0.23)      0.75
--------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                 (0.31)      (0.62)     (0.65)     (0.67)     (0.67)     (0.70)
  Net realized gains                       --          --         --         --      (0.01)     (0.27)
--------------------------------------------------------------------------------------------------------
Total Distributions                     (0.31)      (0.62)     (0.65)     (0.67)     (0.68)     (0.97)
--------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period         $13.69      $13.66     $13.19     $13.42     $12.78     $13.69
--------------------------------------------------------------------------------------------------------
Total Return                             2.48%++     8.42%      3.15%     10.57%     (1.61)%     5.50%
--------------------------------------------------------------------------------------------------------
Net Assets,
 End of Period (millions)                $613        $627       $633       $583       $482       $556
--------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                          0.70%+      0.70%      0.70%      0.69%      0.71%      0.70%
  Net investment income/(3)/             4.52+       4.62       4.86       5.14       5.20       4.94
--------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                     6%         14%        20%        16%        33%        60%
--------------------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.85%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.85%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.


            35    Smith Barney Muni Funds | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                           New York Portfolio
                                     --------------------------------------------------------------
Class B Shares                         2003/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/  1999/(2)/
----------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                    $13.66       $13.19     $13.42     $12.78     $13.68     $13.89
----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(3)/              0.27         0.56       0.57       0.60       0.61       0.61
  Net realized and unrealized
   gain (loss)/(3)/                       0.02         0.46      (0.22)      0.64      (0.90)      0.07
----------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations       0.29         1.02       0.35       1.24      (0.29)      0.68
----------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.27)       (0.55)     (0.58)     (0.60)     (0.60)     (0.62)
  Net realized gains                        --           --         --         --      (0.01)     (0.27)
----------------------------------------------------------------------------------------------------
Total Distributions                      (0.27)       (0.55)     (0.58)     (0.60)     (0.61)     (0.89)
----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $13.68       $13.66     $13.19     $13.42     $12.78     $13.68
----------------------------------------------------------------------------------------------------
Total Return                              2.15%++      7.86%      2.60%      9.96%     (2.09)%     5.02%
----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)      $132         $140       $139       $148       $156       $192
----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(4)/                           1.22%+       1.22%      1.21%      1.22%      1.23%      1.23%
  Net investment income/(3)/              3.99+        4.10       4.27       4.63       4.67       4.42
----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      6%          14%        20%        16%        33%        60%
----------------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(4) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.35%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

             36 Smith Barney Muni Funds | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                             New York Portfolio
                                     -----------------------------------------------------------------
Class L Shares                        2003/(1)(2)/  2003/(2)/  2002/(2)/  2001/(2)/  2000/(2)/   1999/(2)(3)/
-------------------------------------------------------------------------------------------------------------
Net Asset Value,
 Beginning of Period                    $13.65      $13.18     $13.41     $12.77     $13.67       $13.88
-------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
  Net investment income/(4)/              0.27        0.55       0.57       0.58       0.60         0.60
  Net realized and unrealized
   gain (loss)/(4)/                       0.02        0.47      (0.23)      0.65      (0.90)        0.07
-------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations       0.29        1.02       0.34       1.23      (0.30)        0.67
-------------------------------------------------------------------------------------------------------------
Less Distributions From:
  Net investment income                  (0.27)      (0.55)     (0.57)     (0.59)     (0.59)       (0.61)
  Net realized gains                        --          --         --         --      (0.01)       (0.27)
-------------------------------------------------------------------------------------------------------------
Total Distributions                      (0.27)      (0.55)     (0.57)     (0.59)     (0.60)       (0.88)
-------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period          $13.67      $13.65     $13.18     $13.41     $12.77       $13.67
-------------------------------------------------------------------------------------------------------------
Total Return                              2.12%++     7.82%      2.56%      9.91%     (2.14)%       4.95%
-------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)       $45         $45        $41        $32        $18          $18
-------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(5)/                           1.25%+      1.26%      1.26%      1.26%      1.27%        1.27%
  Net investment income/(4)/              3.97+       4.05       4.27       4.55       4.64         4.37
-------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                      6%         14%        20%        16%        33%          60%
-------------------------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) On June 12, 1998, Class C shares were renamed as Class L shares.
(4) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 4.26%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 1.40%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

             37 Smith Barney Muni Funds | 2003 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                                       New York Portfolio
                                                          -----------------------------------------
Class Y Shares                                              2003/(1)(2)/ 2003/(2)/ 2002/(2)/  2001/(2)(3)/
----------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $13.65       $13.19    $13.42      $13.46
-----------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income/(4)/                                    0.32         0.67      0.67        0.16
 Net realized and unrealized gain (loss)/(4)/                  0.03         0.44     (0.23)      (0.03)
-----------------------------------------------------------------------------------------------------
Total Income From Operations                                   0.35         1.11      0.44        0.13
-----------------------------------------------------------------------------------------------------
Less Distributions From:
 Net investment income                                        (0.32)       (0.65)    (0.67)      (0.17)
-----------------------------------------------------------------------------------------------------
Total Distributions                                           (0.32)       (0.65)    (0.67)      (0.17)
-----------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                               $13.68       $13.65    $13.19      $13.42
-----------------------------------------------------------------------------------------------------
Total Return                                                   2.57%++      8.53%     3.33%       1.00%++
-----------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                             $4           $4       $11         $10
-----------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses/(5)/                                                 0.52%+       0.52%     0.52%       0.54%+
 Net investment income/(4)/                                    4.69+        4.78      5.01        4.97+
-----------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                           6%          14%       20%         16%
-----------------------------------------------------------------------------------------------------

(1) For the six months ended September 30, 2003 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) For the period January 4, 2001 (inception date) to March 31, 2001.
(4) Effective April 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended March 31, 2002, the ratio of net investment income to average net assets would have been 5.00%. Per share information, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.70%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

             38 Smith Barney Muni Funds | 2003 Semi-Annual Report

                                 SMITH BARNEY
                                   MUNI FUND



TRUSTEES                                 INVESTMENT MANAGER
Lee Abraham                              Smith Barney Fund
Allan J. Bloostein                        Management LLC
Jane F. Dasher
Donald R. Foley                          DISTRIBUTORS
R. Jay Gerken, CFA                       Citigroup Global Markets Inc.
 Chairman                                PFS Distributors, Inc.
Richard E. Hanson, Jr.
Paul Hardin                              CUSTODIAN
Roderick C. Rasmussen                    State Street Bank and
John P. Toolan                            Trust Company

OFFICERS                                 TRANSFER AGENT
R. Jay Gerken, CFA                       Citicorp Trust Bank, fsb.
President and Chief Executive Officer    125 Broad Street, 11th Floor
                                         New York, New York 10004
Andrew B. Shoup*
Senior Vice President and                SUB-TRANSFER AGENTS
Chief Administrative Officer             PFPC Inc.
                                         P.O. Box 9699
Richard L. Peteka                        Providence, Rhode Island
Chief Financial Officer and Treasurer    02940-9699

Julie P. Callahan, CFA                   Primerica Shareholder Services
Vice President and                       P.O. Box 9662
Investment Officer                       Providence, Rhode Island
                                         02940-9662
Joseph P. Deane
Vice President and
Investment Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel*
Secretary and
Chief Legal Officer

* As of November 25, 2003.

  Smith Barney Muni Funds



  New York Money Market Portfolio New York Portfolio
  The Funds are separate investment funds of the Smith Barney Muni Funds, a Massachusetts business trust.


  This report is submitted for the general information of the shareholders of Smith Barney Muni Funds -- New York Money Market Portfolio and New York Portfolio, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after December 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MUNI FUNDS
  Smith Barney Mutual Funds
  125 Broad Street
  10th Floor, MF-2
  New York, New York 10004

  For complete information on any of the Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarneymutualfunds.com


 (C)2003 Citigroup Global Markets Inc.
 Member NASD, SIPC

 FD0807 11/03                                                            03-5687

ITEM 2.   CODE OF ETHICS.

          Not Applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not Applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   [RESERVED]

ITEM 9.   CONTROLS AND PROCEDURES.

          (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

          (a)  Not applicable.

          (b)  Attached hereto.

          Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

          Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Muni Funds

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: December 12, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Muni Funds

Date: December 12, 2003

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Muni Funds

Date: December 12, 2003